Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 2,594	$ 2,747	$ 2,542	$ 8,081	$ 7,396
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(977)	74	(94)	597	(3,456)
Net gains (losses) on hedges of net investments in foreign operations	234	(190)	(56)	(515)	1,075
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(7)	(4)	2	1	(22)
Net gains (losses) on hedges of net investments in foreign operations	62	(50)	(15)	(135)	282
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(798)	(62)	(137)	216	(2,641)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	242	(1,794)	(18)	(1,873)	(694)
Reclassification of net (gains) losses to net income	(321)	1,154	(128)	950	228
Income tax expense (benefit):
Net gains (losses) in fair value	56	(465)	11	(489)	(157)
Reclassification of net (gains) losses to net income	(109)	320	(33)	246	52
Other comprehensive income net of tax available for sale financial assets net of tax	(26)	(495)	(124)	(680)	(361)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(1,700)	(5,692)	230	(8,368)	487
Reclassification of net (gains) losses to net income	1,620	2,528	72	4,817	(654)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(482)	(1,532)	(10)	(2,265)	47
Reclassification of net (gains) losses to net income	452	699	81	1,322	(86)
Other comprehensive income net of tax cash flow hedges	(50)	(2,331)	231	(2,608)	(128)
Other comprehensive income (loss) from investments in associates	17	17	4	38	31
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(231)	1,055	(111)	972	1,417
Income tax expense (benefit)	(70)	279	(32)	278	374
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(161)	776	(79)	694	1,043
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	(175)	35	84	54	436
Income tax expense (benefit)	(45)	(9)	17	14	99
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	(130)	44	67	40	337
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	567	787	72	1,585	(246)
Income tax expense (benefit)	149	206	19	416	(64)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	418	581	53	1,169	(182)
Other comprehensive income (loss) from investments in associates		1		2	5
Other comprehensive income (loss)	(730)	(1,469)	15	(1,129)	(1,896)
Comprehensive income	1,864	1,278	2,557	6,952	5,500
Comprehensive income (loss) attributable to non-controlling interests	(32)	56	29	173	152
Comprehensive income attributable to equity holders of the Bank	1,896	1,222	2,528	6,779	5,348
Preferred shareholders and other equity instrument holders	36	74	35	154	155
Common shareholders	$ 1,860	$ 1,148	$ 2,493	$ 6,625	$ 5,193